Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Feb. 06, 2013 Site
Related Party Transaction [Line Items]
Number of manufacturing facilities						29
Number of employees						9,500
Related party, ownership percentage					80.20%
Anchor Manufacturing Sites
Related Party Transaction [Line Items]
Number of manufacturing facilities						13
Satellite Manufacturing Sites
Related Party Transaction [Line Items]
Number of manufacturing facilities						16
Pfizer
Related Party Transaction [Line Items]
Costs of goods manufactured	$ 110	$ 420	$ 340	$ 350
Number of manufacturing facilities retained by Pfizer						14
Related party, ownership percentage					80.20%
Pfizer | Income Taxes Payable
Related Party Transaction [Line Items]
Payable to Pfizer					21